Note 1 - Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE
1–
ORGANIZATION AND DESCRIPTION OF BUSINESS

Applied Minerals, Inc. (the “Company” or “Applied Minerals” or “we” or “us”) (OTCQB: AMNL) owns the Dragon Mine in central Utah. From the mine we extract, process, or have processed by a third
party, halloysite clay and iron oxide for sale to a range of end markets. We market the minerals directly and through distributors and also under a profit-sharing arrangement with the Kaolin business unit of BASF Corp. (“BASF”).

We also engage in research and development and frequently work collaboratively with potential customers, consultants, distributors, and BASF to process and enhance our halloysite clay products to improve the performance of existing and new products.

Our halloysite clay, which we market under the DRAGONITE™ trade name, is an aluminosilicate mineral with a hollow tubular shape. DRAGONITE can utilize halloysite’s morphology, high surface area, and reactivity to add significant functionality to a number of applications such as, but not
limited to, reinforcement additives for polymer composites, flame retardant additives for polymers, catalysts, controlled release carriers for paints and coatings, strength reinforcement additives for cement, concrete, mortars and grouts, advanced ceramics, rheology additives for drilling fluids, environmental remediation media, and carriers of agricultural agents.  The Company sells its halloysite products at negotiated prices.

Our iron oxide, which we market under the AMIRON™ trade name, is a high purity product. We have sold it on an exclusive basis to one
customer at a negotiated price for use in an oilfield application and we are continuing to offer AMIRON to that customer on an exclusive basis.  Currently, we are not
selling AMIRON™ to customers on a continuing basis for use in any other application.

The Company is classified as an “exploration stage” company for purposes of Industry Guide
7
of the U.S. Securities and Exchange Commission (“SEC”) Under Industry Guide
7,
companies engaged in significant mining operations are classified into three
categories, referred to as “stages” - exploration, development, and production. Exploration stage includes all companies that do not
have established reserves in accordance with Industry Guide
7.
Such companies are deemed to be “in the search for mineral deposits.” Notwithstanding the nature and extent of development-type or production-type activities that have been undertaken or completed, a company cannot be classified as a development or production stage company unless it has established reserves in accordance with Industry Guide
7.

In
2017,
we entered into a tolling agreement with BASF under which BASF will process the Company’s halloysite product, utilizing a water-based system. The BASF system is capable of eliminating impurities, such as iron oxide, and chemically treating the surface of halloysite to achieve desired functionality
.

We have a mineral processing plant with a capacity of up to
45,000
tons of mineralization per annum for certain applications.  The plant is currently dedicated to processing its halloysite products.

Additionally, the Company has a
second
processing facility with a capacity of up to
10,000
tons per annum. This smaller plant is currently dedicated to processing the Company’s halloysite.  This smaller plant processes halloysite using a dry-based, micronizing system. This dry-based system does not
eliminate impurities, such as iron oxide, as effectively as a water-based system but is useful in situations where the removal of impurities is not
necessary.

For the foreseeable future, the Company expects to utilize a commercial-sized crusher to process its iron oxide to satisfy any sales of its AMIRON product.

For the
six
months ended
June 30, 2018,
the Company’s
two
largest customers accounted for approximately
63%
of total revenue and at
June 30, 2018
amounts owed by the Company’s
two
largest customers represented
0%
of accounts receivable.

Exploration Agreement
On
December 22, 2017,
the Company and Continental Mineral Claims, Inc. (“CMC”) entered into an Exploration Agreement with Option to Purchase (“Agreement”). The Company granted to CMC the exclusive right and option to enter upon and conduct mineral exploration activities (the “Exploration License”) for Metallic Minerals on the Company’s Dragon Mine mine site in Utah (the “Mining Claims”).  Metallic Minerals are defined to include minerals with a high specific gravity and metallic luster, such as gold, silver, lead, copper, zinc, molybdenum, titanium, tungsten, uranium, tin, iron, etc., but shall exclude any such Metallic Minerals that are intermingled within any economically-recoverable, non-metallic mineral deposits located at or above an elevation of
5,590
feet above sea level. Non-metallic minerals include clay and iron oxide, the minerals mined by the Company.  The Company believes that all economic recoverable non-metallic mineral deposits are well above
5,590
feet above sea level. The Exploration License is for a period of ten
years.

In consideration of the Exploration License CMC has paid the Company
$350,000
and will pay it
$150,000
on or before the
first
anniversary of the Exploration License,
$250,000
on or before each subsequent anniversary during the Exploration License term following the first
anniversary of the Effective Date of this Agreement, unless the Exploration License is terminated earlier by CMC by exercising the option or failing to make the required payment for the Exploration License.

CMC
may
exercise the option at any time during the Exploration License term. Upon exercise of the Option and the completion of the closing, CMC shall acquire
100%
of the Metallic Rights within the Mining Claims from the Company, subject to the terms and conditions of the Agreement.

The consideration to be paid by CMC to the Company after exercising the option for the acquisition of the Metallic Rights shall be payable as follows:
$3,000,000;
and, CMC shall grant to the Company a
five
percent (
5%
) Net Profits Interest (“NPI”) royalty over the Metallic Minerals produced from the Mining Claims.  The NPI royalty shall be initially capped at
$20,000,000
(the “NPI Cap”). The NPI Cap shall be subject to reduction in the event the Company elects to take the Share Contribution, as set forth below.

Upon exercise of the option, the Company shall retain the all rights and title to (
1
) the surface interest (with exception of those rights associated with the Metallic Rights), and (
2
) all non-metallic minerals (expressly including all industrial minerals including clays and iron oxides).

It is anticipated that CMC will acquire rights similar to the Metallic Rights with respect to contiguous and nearly properties and such rights will be contributed to a new company formed or designated by CMC to own and operate CMC’s Tintic District project, which would involve the Metallic rights and similar rights regarding adjacent or nearby properties (“PubCo”) that intends to go public.

The Company shall have the right, at its sole election, to convert a portion of its NPI royalty interest into
$2,000,000
worth of shares in PubCo up to a maximum of Two Percent (
2%
) net value of PubCo (the “Share Contribution”), through a reduction of the NPI Cap. The Company shall make the determination whether to take the Share Contribution or not,
and so notify CMC, within
ninety
(
90
) days, of the completion (and delivery to the Company) of a feasibility study by CMC for the Tintic District project.  If the Company elects not
to take the Share Contribution, the Company’s NPI royalty shall remain unchanged, including the NPI Cap, which will remain at
$20,000,000.

The Agreement contains protections in favor of the Company against unreasonable interference of its current and future mining operations by CMC. CMC may
not
do anything that
may,
at the Company’s determination, adversely impact the Company’s Mining Operations.  “Mining Operations” shall mean the activities incident to mineral extraction, permitting, and any operations by CMC or the Company relating to the removal of minerals, respectively, that are or may
reasonably be conducted on the Mining Claims, including the exploration for, and development, active mining, removing, producing and selling of any minerals, including the Metallic Minerals.  The Agreement states that the parties understand that the Company is willing to enter into the Agreement only if it is assured that CMC will not
have any right to unreasonably interfere with the Company’s current mining operations and possible future Mining Operations on the Mining Claims.

There are
no
assurances that CMC will exercise its option to purchase
100%
of the Metallic Rights.

NOTE
1
– ORGANIZATION AND DESCRIPTION OF BUSINESS

Applied Minerals, Inc. (the “Company”) is the owner of the Dragon Mine located in the Tintic Mining District of the State of Utah from where it produces halloysite clay and iron oxide. The Company is currently selling its DRAGONITE halloysite clay product regularly to four
(
4
) customers.  Several prospective customers are conducting either commercial-scale trials or field trials for an array of products that are expected to use DRAGONITE as a functional additive.

In
November, 2015,
the Company entered into an agreement to supply a customer its AMIRON iron oxide product, on an exclusive basis, for a period of five
years. The exclusivity provision is limited to the specialized catalyst application of the Customer and enables Applied Minerals to sell its iron oxide products for use in other technical applications that are not
competitive with the Customer's intended field of use. An initial purchase order of
$5.0
million of AMIRON products was obtained in
November, 2015.
By
June, 2017,
the Company had fulfilled the order. Upon expiration of the initial
5
-year term, the customer has an option to extend the exclusive supply agreement for an additional
5
years by issuing an
$8.0
million purchase order to be delivered over the course of the subsequent twenty-four
(
24
) months. There is the possibility this customer
may
order additional AMIRON before the initial term of the agreement expires.

Applied Minerals, Inc. is a publicly traded company incorporated in the state of Delaware. The common stock trades on the OTC Bulletin Board under the symbol “AMNL.”

For the years ended
December 31, 2017
and
2016,
revenues from the Company’s largest customer accounted for
56%
and
88%
of total revenues, respectively. As of
December 31, 2017
and
2016,
amounts owed from this customer comprised
0%
and
90%
of accounts receivable, respectively.